Long-Term Debt - Summary of Term Loan Facilities (Details) $ in Millions, $ in Millions	Apr. 23, 2020 USD ($)	Jan. 21, 2019 USD ($) bank	Mar. 02, 2018 USD ($) bank	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 03, 2021 USD ($)	Sep. 03, 2021 SGD ($)	Oct. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings				$ 571	$ 223
Non-current portion of non-current borrowings				1,801	2,288
Total				2,372	2,511	$ 2,013
Number of banks | bank		5	4
Proceeds from sales of property, plant and equipment	$ 300	$ 425	$ 375
Lease obligations				$ 382	345
Equipment
Disclosure of detailed information about borrowings [line items]
Lease obligations			$ 375
2018 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				1.60%
Current portion of non-current borrowings				$ 0	19
2019 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				1.75%
Current portion of non-current borrowings				$ 21	85
Non-current portion of non-current borrowings				$ 0	21
USD Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				2.90%
Current portion of non-current borrowings				$ 64	0
Non-current portion of non-current borrowings				$ 586	649
EUR Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				2.60%
Current portion of non-current borrowings				$ 9	0
Non-current portion of non-current borrowings				$ 82	89
2019 USD Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				1.75%
Current portion of non-current borrowings				$ 36	36
Non-current portion of non-current borrowings				$ 72	108
2019 USD Dresden Equipment Financing Non-Current
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				2.25%
2020 USD Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				1.90%
Current portion of non-current borrowings				$ 60	59
Non-current portion of non-current borrowings				$ 34	93
2019 EUR Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				1.75%
Current portion of non-current borrowings				$ 368	13
Non-current portion of non-current borrowings				$ 30	387
Maximum borrowing capacity									$ 750
2019 EUR Dresden Equipment Financing Noncurrent
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				2.25%
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				1.40%			1.40%	1.40%
Non-current portion of non-current borrowings				$ 987	923
Maximum borrowing capacity							$ 1,149	$ 1,541
Various
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings				13	11
Non-current portion of non-current borrowings				$ 10	$ 18